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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-02864

                          Pioneer Bond Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30


Date of reporting period:  July 1, 2006 through December 31, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                      BOND
                                      FUND

                                   Semiannual
                                     Report

                                    12/31/06

                               [LOGO]PIONEER
                                     Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                          2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              8

Prices and Distributions                                                       9

Performance Update                                                            10

Comparing Ongoing Fund Expenses                                               15

Schedule of Investments                                                       17

Financial Statements                                                          27

Notes to Financial Statements                                                 37

Factors Considered by the Independent Trustees in Approving
the Management Contract                                                       46

Trustees, Officers and Service Providers                                      52

                                                                      Chairman's

Dear Shareowner,
--------------------------------------------------------------------------------
As the global economy reacted to good and bad news of 2006, overall it managed to keep chugging along with fairly stable growth. Looking back, the economic stories included slowing economic growth bringing monetary tightening to an end in the United States, price action in oil and other commodity markets threatening to unsettle global growth and inflation, geopolitical uncertainties and corporate earnings growth surpassing market expectations.

Global growth surpassed most analyst expectations in 2006. The International Monetary Fund estimates world output increased by 5.1% in 2006, up from 4.9% in 2005 and above the 3.7% average annual pace of growth of the previous 20 years. Growth is estimated to slow modestly in 2007 but to remain well above the long-term average.

U.S. economic growth slowed gradually over 2006, with estimated full-year growth of GDP of 3.3%, modestly below 2005 growth but still strong enough to lower the unemployment rate to 4.5%. While many observers were concerned that a weakening housing sector could be a drag on consumer spending, the consumer has shown resilience supported by a strong labor market and associated income growth and by oil and gasoline prices falling from record highs in the second half of the year. Corporate America has also proved resilient in the face of the slowing housing sector, with business investment growing at its fastest rate since 2000.

The Federal Reserve stopped increasing interest rates in mid-2006, but has retained its bias to raise rates, reflecting upside risks to inflation, particularly from the tight labor market, and confidence that the economy remained on solid ground. Consumers welcomed the relief from oil prices that peaked at mid-year, and fell sharply towards year end. Likewise, they benefited from core inflation (which excludes energy and food items) that has eased modestly in the second half of the year, but remains above what is generally considered the central bank's "comfort zone."

The European economy surpassed many economists' expectations in 2006. Eurozone GDP grew at a 3% pace, much stronger than its 1.8% average annual growth pace since 2000. Underlying this strength has been buoyant and broad-based strength in business sentiment and investment and in exports. While household consumption showed mixed results, the unemployment rate fell to 7.7% by the end of 2006. The European Central Bank raised interest rates gradually to 3.50% over the course of 2006, reflecting firm economic growth, steadily tightening labor market conditions, and fast growing money supply. Core inflation in the Eurozone remains reasonably benign, at roughly 1.5% per annum. European stock markets posted strong returns; appreciation of the Euro relative to both the dollar and Yen made the Eurozone stock market the top performer of 2006.

The Japanese economy continued to grow firmly in 2006, although the pace of expansion slowed in the second half of the year. Business investment was the major driver of expansion as increasing capacity utilization and better sentiment encouraged a new wave of investment. As deflation ended, the Bank of Japan ended its zero interest rate policy, although it has raised rates to only 0.25% thus

Letter

far. After a strong showing in 2005, the Japanese stock market posted only muted gains in 2006.

Emerging economies enjoyed strong, relatively uninterrupted economic growth in 2006. Good financing conditions, buoyant commodity prices, which boosted income and investment in commodity exporting countries, and strong export demand from developed economies drove this growth. The emerging market stock index was very strong in early 2006, declined to near start-of-year levels, then rallied to finish the year only marginally behind the Eurozone. We believe similar growth can be expected in the emerging markets if current domestic economic and political conditions prevail.

While global economic momentum has started to slow, we expect the global economy to continue growing firmly in 2007, supported by business investment, rising employment, and lower energy prices. A slowdown in the U.S. growth rate would be welcome, since rapid growth could increase the risk of inflationary pressures, which would force the Federal Reserve to raise interest rates. We expect Europe and Japan to grow similarly, while emerging market economies are expected to continue their strong growth. In this scenario, fixed-income assets are expected to produce total returns generally in line with their current yields, while equities are expected to produce returns generally in line with earnings growth, which we forecast to be moderately above bond yields.

Our cautiously optimistic outlook on most regions of the world and asset classes reinforces the importance of Pioneer Investments' message that investors should remain diversified; take a long-term view rather than over-reacting to breaking news, and base investment decisions on economic and market fundamentals rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help Fund shareowners work toward their long-term goals.

Respectfully,

/s/ John F. Cogan, Jr.

John F. Cogan, Jr., Chairman
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of the report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Bond Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/06
--------------------------------------------------------------------------------

The domestic bond market recovered in the final half of 2006, after performing weakly early in the year because of fears of potentially intensified inflationary pressures and rising interest rates. Over the second half of the year, the environment improved as concerns about inflation and high energy prices receded and as the Federal Reserve Board left short-term rates unchanged. In the following interview, Kenneth J. Taubes discusses the factors that influenced the performance of Pioneer Bond Fund during the six months ended December 31, 2006. Mr. Taubes, Director of Pioneer's Fixed Income Group, is responsible for the daily management of the Fund.


Q:  How did the Portfolio perform during the second half of 2006?

A: Pioneer Bond Fund Class A shares generated a total return of 4.73%, at net asset value, for the six months ended December 31, 2006. During the same six months, the Lehman Brothers Aggregate Bond Index rose 5.09%. The average return of the 178 funds in Lipper's corporate debt, A- rated mutual fund category was 4.93%. On December 31, 2006, the 30-day Standardized SEC yield for the Fund's Class A shares was 4.07%.

    Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted?

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost?

Q:  What was the investment environment like during the second half of 2006?

A: The period provided a different environment from that posed during the first half, when most types of high-grade bonds posted negative results. During the year's second half, the Federal Reserve Board paused in its tightening policy and left the key Fed funds rate unchanged at 5.25%. Stabilized short-term interest rates and easing oil prices encouraged investors to believe that inflationary pressures were under control and that the economy could sustain its expansion at a moderate rate. In this environment, high-grade bonds improved in performance as yields across many maturities

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    receded over the final six months of the year. In many cases, the yield curve became inverted - a phenomenon which reverses normal fixed-income relationships, resulting in higher yields among shorter-maturity securities than among some longer-maturity securities. In general, government securities and higher-rated corporate securities delivered positive results. Mortgage-backed securities tended to produce the best results in the investment-grade universe. High-yield, lower-rated corporate bonds, however, still delivered the strongest performance in the domestic market.

Q: What were principal strategies during the six-month period, and how did they affect performance?

A: The Fund's exposure to high-yield corporate bonds - the best-performing area of the market - and an effective interest-rate strategy helped performance. Although we became somewhat more defensive early in the period and reduced our investments in corporate bonds, we still maintained a healthy exposure to high-yield bonds, which at the end of the fiscal year accounted for 4.3% of Fund assets. At the same time, we lowered our exposure to investment-grade corporate debt, as we became concerned that heavy activity in mergers-and-acquisitions and leveraged buyouts would hurt bondholders while helping shareowners.

    During a period of changing interest-rate trends, our management of duration - which is a measure of a bond's price sensitivity to changes in interest rates - was successful. After maintaining a relatively short-duration early in 2006 when interest rates were rising, we moved to a longer duration, starting in June. This positioned the Fund to benefit when longer-maturity rates began to decline, as they did for the second half of the year. However, we moved again to a shorter duration near the end of 2006 to protect against the potential of a rise in rates. On December 31, 2006, the Fund's effective duration was 4.19 years.

    Within the investment-grade universe, we emphasized mortgage-backed securities, which helped performance. At the end of the six months, on December 31, 2006, 48.7% of Fund assets were invested in mortgages and other pass-through securities. During the six months, we reduced our exposure to Treasury Inflation Protected Securities (TIPS), which had helped results earlier when interest rates were rising. This lower exposure was timely as TIPS

Pioneer Bond Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/06                            (continued)
--------------------------------------------------------------------------------

    began to underperform straight Treasuries and other fixed-rate high-grade securities as yields fell with reduced fears about inflation.
    Nevertheless, our remaining TIPS holdings did not help during the six months.

Q: What were some of the individual holdings that had the greatest influence on the Fund's performance?

A: Several corporate securities helped performance. Bonds of Platinum Underwriters, a property-and-casualty re-insurance company, appreciated when the company encountered relatively few storm-related damage claims in 2006 after raising premiums following the severe 2005 hurricane season. Ohio Casualty, a property-and-casualty company specializing in auto policies, also performed well. Trustreet Properties, a real estate investment trust, contributed as its bonds were bought back when the company was acquired.

    The rating of the debt of HCA was lowered from investment-grade to high-yield during the year as part of a leveraged buyout of the company, which operates hospitals throughout the nation. As a result, the Fund's holdings of HCA-issued bonds underperformed and detracted from results.

Q:  What is your investment outlook?

A: Given expectations that the economy will continue to expand, we do not expect the Federal Reserve to lower short-term rates in the near future. As a consequence, we currently are maintaining a shorter-than-benchmark duration policy to protect against the potential that interest rates might rise. In this environment, we are placing the greatest emphasis on mortgage-backed securities. In the corporate sector, we currently are modestly overweighting high-yield bonds relative to the Fund's benchmark, but have continued to de-emphasize investment-grade corporate debt due to the small risk premium available on these securities and the aforementioned leveraged buyout risk.

    When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise.

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations.

    Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. Investments in high-yield or lower-rated securities are subject to greater-than-average risk. The securities issued by U.S. Government sponsored entities (i.e., FNMA, Freddie Mac) are neither guaranteed nor issued by the U.S. Government. The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-backed securities are also subject to pre-payments. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

    Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Bond Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/06
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Government Securities                                                 64.0%
U.S. Corporate Bonds                                                       19.0%
Temporary Cash Investments                                                 11.0%
Asset Backed Securities                                                     2.9%
Collateralized Mortgage Obligations                                         3.0%
Municipal Bonds                                                             0.1%

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of holdings)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

AAA                                                                        71.2%
AA                                                                          3.9%
A                                                                           7.2%
BBB                                                                         5.3%
BB                                                                          2.8%
B                                                                           1.5%
Commercial Paper                                                            8.1%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)

  1. U.S. Treasury Bonds, 4.25%, 11/15/13                                   4.07%
  2. U.S. Treasury Bonds, 6.25%, 8/15/23                                    4.03
  3. U.S. Treasury Notes, 4.0%, 11/15/12                                    2.84
  4. U.S. Treasury Inflation Notes, 1.875%, 7/15/15                         2.68
  5. Federal National Mortgage Association, 5.5%, 4/1/36                    2.54
  6. Federal Home Loan Mortgage Corp., 5.0%, 11/1/35                        1.75
  7. Government National Mortgage Association, 5.5%, 1/15/36                1.59
  8. U.S. Treasury Notes, 7.50%, 11/15/16                                   1.58
  9. Federal Home Loan Mortgage Corp., 4.5%, 10/1/20                        1.31
 10. Federal Home Loan Mortgage Association, 5.5%, 4/1/36                   1.17

This list excludes temporary cash investments and derivative instruments. Portfolio holdings will vary for other periods. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Bond Fund

-----------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------


 Class           12/31/06           6/30/06
 -----           --------           -------
   A              $9.10             $8.89
   B              $9.05             $8.85
   C              $9.01             $8.81
   R              $9.19             $8.99
   Y              $9.03             $8.83


 Class           12/10/06           6/30/06
 -----           --------           -------
Investor         $9.16              $8.89

Distributions Per Share
--------------------------------------------------------------------------------

                           7/1/06 - 12/31/06
                           -----------------
                  Net
               Investment       Short-Term      Long-Term
 Class           Income        Capital Gains   Capital Gains
 -----           ------        -------------   -------------
   A           $0.2096          $ -             $ -
   B           $0.1681          $ -             $ -
   C           $0.1676          $ -             $ -
   R           $0.1993          $ -             $ -
   Y           $0.2269          $ -             $ -

                            7/1/06 - 12/10/06
                            -----------------
                  Net
               Investment       Short-Term      Long-Term
 Class           Income        Capital Gains   Capital Gains
 -----           ------        -------------   -------------
Investor          $0.1780       $   -           $    -

Pioneer Bond Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/06                                      CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund at public offering price, compared to that of the Lehman Brothers Aggregate Bond Index.

------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2006)
                                             Public
                           Net Asset        Offering
Period                    Value (NAV)      Price (POP)
10 Years                     5.83%            5.35%
5 Years                      5.84             4.88
1 Year                       3.55            -1.08
------------------------------------------------------
Expense Ratio
(As of May 1, 2006)
                             Gross             Net
                             1.11%            1.00%
------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

 Value of $10.000        Pioneer       Lehman Brothers
   Investment           Bond Fund    Aggregate Bond Index
     12/96                 9550            10000
                          10426            10965
     12/98                11228            11918
                          10869            11820
     12/00                11787            13194
                          12676            14308
     12/02                13788            15776
                          15008            16423
     12/04                15865            17136
                          16256            17552
     12/06                16833            18313

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.5% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 11/1/09 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Aggregate Bond Index is a market value-weighted measure of treasury and agency issues, corporate bond issues and mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Bond Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/06                                      CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund, compared to that of the Lehman Brothers Aggregate Bond Index.

------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2006)
                              If               If
Period                       Held           Redeemed
10 Years                     4.95%            4.95%
5 Years                      4.89             4.89
1 Year                       2.63            -1.34
------------------------------------------------------
Expense Ratio
(As of May 1, 2006)
                             Gross            Net
                             1.99%            1.90%
------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10.000         Pioneer       Lehman Brothers
   Investment           Bond Fund    Aggregate Bond Index
     12/96                10000            10000
                          10839            10965
     12/98                11577            11918
                          11132            11820
     12/00                11944            13194
                          12762            14308
     12/02                13756            15776
                          14849            16423
     12/04                15565            17136
                          15789            17552
     12/06                16203            18313

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 11/1/07 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Aggregate Bond Index is a market value-weighted measure of treasury and agency issues, corporate bond issues and mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Bond Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/06                                      CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund, compared to that of the Lehman Brothers Aggregate Bond Index.

------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2006)
                              If               If
Period                       Held           Redeemed
10 Years                     4.86%            4.86%
5 Years                      4.85             4.85
1 Year                       2.57             2.57
------------------------------------------------------
Expense Ratio
(As of May 1, 2006)
                             Gross             Net
                             1.89%            1.89%
------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10.000         Pioneer       Lehman Brothers
   Investment           Bond Fund    Aggregate Bond Index
     12/96                10000            10000
                          10817            10965
     12/98                11560            11918
                          11090            11820
     12/00                11927            13194
                          12686            14308
     12/02                13660            15776
                          14722            16423
     12/04                15446            17136
                          15676            17552
     12/06                16078            18313

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 11/1/07 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Aggregate Bond Index is a market value-weighted measure of treasury and agency issues, corporate bond issues and mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Bond Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/06                                      CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund, compared to that of the Lehman Brothers Aggregate Bond Index.


------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2006)
                              If                If
Period                       Held            Redeemed
10 Years                     5.44%            5.44%
5 Years                      5.59             5.59
1 Year                       3.31             3.31
------------------------------------------------------
Expense Ratio
(As of May 1, 2006)
                             Gross             Net
                             1.46%            1.25%
------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

   Value of $10.000     Pioneer       Lehman Brothers
     Investment        Bond Fund    Aggregate Bond Index
        12/96            10000            10000
                         10862            10965
        12/98            11640            11918
                         11211            11820
        12/00            12098            13194
                         12945            14308
        12/02            14011            15776
                         15248            16423
        12/04            16105            17136
                         16445            17552
        12/06            16988            18313

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected. The performance of Class R shares does not reflect the 1% CDSC that was in effect prior to July 1, 2004. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 11/1/07 for Class R Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Aggregate Bond Index is a market value-weighted measure of treasury and agency issues, corporate bond issues and mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Bond Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/06                                      CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund, compared to that of the Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of December 31, 2006)
------------------------------------------------------
                              If                If
Period                       Held            Redeemed
10 Years                     6.07%            6.07%
5 Years                      6.29             6.29
1 Year                       3.98             3.98
------------------------------------------------------
Expense Ratio
(As of May 1, 2006)
                             Gross             Net
                             0.58%            0.58%
------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

   Value of $10.000        Pioneer       Lehman Brothers
     Investment           Bond Fund    Aggregate Bond Index
        6/96                10000            10000
                            10709            10815
        6/98                11784            11955
                            11943            12331
        6/00                12098            12894
                            13392            14342
        6/02                14452            15579
                            16166            17200
        6/04                16728            17255
                            18078            18428
        6/06                17938            18280

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of the Fund's Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Y shares prior to their inception would have been higher. Class A shares are used as a proxy through 9/20/01. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Aggregate Bond Index is a market value-weighted measure of treasury and agency issues, corporate bond issues and mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Bond Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Bond Fund

Based on actual returns from July 1, 2006 through December 31, 2006

                                                            Investor
Share Class              A            B            C          Class          R            Y
----------------------------------------------------------------------------------------------
Beginning Account   $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 7/1/06
Ending Account      $   1,047    $   1,042    $   1,042    $   1,047    $   1,045    $   1,049
Value (after
expenses) On
12/31/06
Expenses Paid       $    5.16    $    9.78    $    9.78    $    3.34    $    6.44    $    2.94
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, 1.90%, 1.90%, 0.73%, 1.25% and 0.57%, for Class A, Class B, Class C, Investor Class, Class R, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Bond Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                     (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Bond Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2006 through December 31, 2006

                                                            Investor
Share Class              A            B            C          Class          R            Y
----------------------------------------------------------------------------------------------
Beginning Account   $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 7/1/06
Ending Account      $   1,020    $   1,016    $   1,016    $   1,019    $   1,019    $   1,022
Value (after
expenses) On
12/31/06
Expenses Paid       $    5.09    $    9.65    $    9.65    $    3.29    $    6.36    $    2.91
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, 1.90%, 1.90%, 0.73%, 1.25% and 0.57%, for Class A, Class B, Class C, Investor Class, Class R, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Bond Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/06 (unaudited)
--------------------------------------------------------------------------------

              S&P/Moody's
   Shares     Ratings                                                                  Value
                           ASSET BACKED SECURITIES - 3.0%
                           Transportation - 0.1%
                           Airlines - 0.1%
1,381,858     A+/A2        Southwest Airlines Co., 7.67%, 1/2/14                $  1,406,040
                                                                                ------------
                           Total Transportation                                 $  1,406,040
                                                                                ------------
                           Consumer Services - 0.1%
                           Restaurants - 0.1%
  835,000     BB/Ba3       Dunkin Brands Master Finance LLC, 8.28%,
                           6/20/31 (144A)                                       $    849,127
                                                                                ------------
                           Total Consumer Services                              $    849,127
                                                                                ------------
                           Banks - 0.6%
                           Thrifts & Mortgage Finance - 0.6%
3,375,000     AAA/Aaa      GMAC Commercial Mortgage Securities, Inc.,
                           4.864%, 12/10/41                                     $  3,275,689
2,776,474     A-/Baa1      Taganka Car Loan Finance Plc, Floating Rate Note,
                           11/14/13 (144A)                                         2,776,466
                                                                                ------------
                                                                                $  6,052,155
                                                                                ------------
                           Total Banks                                          $  6,052,155
                                                                                ------------
                           Diversified Financials - 1.8%
                           Diversified Financial Services - 1.8%
2,820,109     BB-/Ba2      Caithness Coso Fund Corp., 6.263%,
                           6/15/14 (144A)                                       $  2,749,578
9,885,000     AAA/Aaa      JP Morgan Chase Commercial Mortgage Securities
                           Corp., 5.8755%, 4/15/45                                10,327,069
1,508,960     BBB+/Baa2    PF Export Receivable Master Trust, 6.436%,
                           6/1/15 (144A)                                           1,539,139
2,472,783     BBB/Baa2     Power Receivables Finance, 6.29%, 1/1/12 (144A)         2,486,310
                                                                                ------------
                                                                                $ 17,102,096
                                                                                ------------
                           Total Diversified Financials                         $ 17,102,096
                                                                                ------------
                           Utilities - 0.3%
                           Electric Utilities - 0.3%
1,709,820     BBB-/Baa3    FPL Energy America Wind LLC, 6.639%,
                           6/20/23 (144A)                                       $  1,760,225
  554,400     BB-/Ba2      FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)           559,251
1,015,442     BB-/Ba2      Tenaska Alabama, 7.0%, 6/30/21 (144A)                   1,008,490
                                                                                ------------
                                                                                $  3,327,966
                                                                                ------------
                           Total Utilities                                      $  3,327,966
                                                                                ------------
                           TOTAL ASSET BACKED SECURITIES
                           (Cost $28,768,173)                                   $ 28,737,384
                                                                                ------------


  The accompanying notes are an integral part of these financial statements.  17

Pioneer Bond Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/06 (unaudited)                       (continued)
--------------------------------------------------------------------------------

               S&P/Moody's
    Shares     Ratings                                                                 Value
                            COLLATERALIZED MORTGAGE OBLIGATIONS - 3.0%
                            Banks - 0.9%
                            Thrifts & Mortgage Finance - 0.8%
 1,440,000     AAA/Aaa      Banc of America Commercial Mortgage, Inc.,
                            4.877%, 7/10/42                                     $  1,399,577
 1,825,000     NR/Ba1       SBA CMBS Trust, 6.709%, 11/15/36                       1,827,284
 1,300,000     AAA/Aa2      TimberStar Trust, 5.7467%, 10/15/36                    1,315,843
 3,787,250     AAA/Aaa      Wachovia Bank Commercial Mortgage Trust,
                            4.803%, 10/15/41                                       3,656,689
                                                                                ------------
                                                                                $  8,199,393
                                                                                ------------
                            Total Banks                                         $  8,199,393
                                                                                ------------
                            Diversified Financials - 1.5%
                            Diversified Financial Services - 1.5%
 1,150,000     NR/Ba1       Global Signal, 7.036%, 2/15/36 (144A)               $  1,169,951
10,000,000     AAA/Aaa      LB-UBS Commercial Mortgage, Floating Rate
                            Note, 6/15/38                                         10,463,672
 2,177,551     AAA/Aaa      RALI 2005-QA10 A41, 5.7412%, 9/25/35                   2,172,541
   575,000     NR/Ba2       Tower 2004-2A F, 6.376%, 12/15/14                        556,114
                                                                                ------------
                                                                                $ 14,362,278
                                                                                ------------
                            Total Diversified Financials                        $ 14,362,278
                                                                                ------------
                            Government - 0.7%
 6,823,710     AAA/Aaa      Freddie Mac, 6.1%, 9/15/18                          $  6,841,924
                                                                                ------------
                            Total Government                                    $  6,841,924
                                                                                ------------
                            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                            (Cost $29,461,760)                                  $ 29,403,595
                                                                                ------------
                            CORPORATE BONDS - 19.6%
                            Energy - 1.4%
                            Integrated Oil & Gas - 0.6%
    45,000     BBB/Baa2     Petro-Canada, 4.0%, 7/15/13                         $     40,859
 2,000,000     A-/A1        Phillips Pete Co., 6.375%, 3/30/09                     2,044,838
 4,000,000     AA/Aa2       Texaco Capital, Inc., 7.09%, 2/1/07                    4,003,968
    25,000     BBB+/Baa1    USX Corp., 6.85%, 3/1/08                                  25,381
                                                                                ------------
                                                                                $  6,115,046
                                                                                ------------
                            Oil & Gas Equipment & Services - 0.1%
   875,000     B+/B1        Holly Energy Partners LP, 6.25%, 3/1/15             $    831,250
                                                                                ------------


18  The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

              S&P/Moody's
   Shares     Ratings                                                                  Value
                           Oil & Gas Exploration & Production - 0.7%
2,000,000     BBB+/NR      Gazprom International SA., 7.201%, 2/1/20 (144A)     $  2,115,000
   75,000     BBB/Baa1     Pemex Project Funding Master, 9.125%, 10/13/10             84,113
1,849,650     A/Aa3        Ras Laffan Liquid Natural Gas, 3.437%,
                           9/15/09 (144A)                                          1,802,169
1,605,000     A/Aa3        Ras Laffan Liquid Natural Gas, 3 5.832%,
                           9/30/16 (144A)                                          1,609,719
  650,000     BB+/Ba2      Southern Star Central Corp., 6.75%, 3/1/16                648,375
                                                                                ------------
                                                                                $  6,259,376
                                                                                ------------
                           Oil & Gas Refining & Marketing - 0.0%
  320,000     BBB/Baa2     Boardwalk Pipelines LLC, 5.5%, 2/1/17                $    308,250
                                                                                ------------
                           Oil & Gas Storage & Transportation - 0.0%
   65,000     BBB+/Baa1    Kinder Morgan Energy Partners, 6.75%, 3/15/11        $     67,632
                                                                                ------------
                           Total Energy                                         $ 13,581,554
                                                                                ------------
                           Materials - 0.7%
                           Aluminum - 0.2%
1,700,000     B/B2         Novelis, Inc., 7.25%, 02/15/15                       $  1,644,750
                                                                                ------------
                           Commodity Chemicals - 0.2%
  625,000     B+/Ba3       Invista, 9.25%, 5/1/12 (144A)                        $    670,312
1,500,000     BB-/Ba3      Nova Chemicals, Ltd., 6.5%, 1/15/12                     1,421,250
                                                                                ------------
                                                                                $  2,091,562
                                                                                ------------
                           Construction Materials - 0.2%
2,000,000     A+/A1        Vulcan Materials Co., 6.0%, 4/1/09                   $  2,029,412
                                                                                ------------
                           Fertilizers & Agricultural Chemicals - 0.0%
   45,000     BBB+/Baa1    Potash Corp. Saskatchewan, 4.875%, 3/1/13            $     43,413
                                                                                ------------
                           Paper Products - 0.1%
1,300,000     B+/B2        Bowater Canada Finance, 7.95%, 11/15/11              $  1,274,000
                                                                                ------------
                           Total Materials                                      $  7,083,137
                                                                                ------------
                           Capital Goods - 2.8%
                           Aerospace & Defense - 0.2%
   40,000     A+/A2        Boeing Co., 5.125%, 2/15/13                          $     39,651
2,000,000     A/A2         Honeywell, Inc., 7.0%, 3/15/07                          2,004,980
                                                                                ------------
                                                                                $  2,044,631
                                                                                ------------
                           Construction & Farm Machinery & Heavy Trucks - 0.9%
2,300,000     A/A2         Caterpillar Financial Services, 3.10%, 5/15/07       $  2,280,811
1,000,000     A/A2         Caterpillar, Inc., 6.55%, 5/1/11                        1,046,870
5,000,000     A/A3         Deere & Co., 7.0%, 3/15/12                              5,350,680
                                                                                ------------
                                                                                $  8,678,361
                                                                                ------------


 The accompanying notes are an integral part of these financial statements.   19

Pioneer Bond Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/06 (unaudited)                        (continued)
--------------------------------------------------------------------------------

               S&P/Moody's
    Shares     Ratings                                                                 Value
                            Electrical Component & Equipment - 0.2%
 1,528,863     NR/WD        Orcal Geothermal, 6.21%, 12/30/20 (144A)            $  1,521,617
                                                                                ------------
                            Industrial Conglomerates - 1.2%
12,000,000     AAA/Aaa      GE Electric Co., 5.0%, 2/1/13                       $ 11,866,812
                                                                                ------------
                            Trading Companies & Distributors - 0.3%
 2,350,000     BBB-/Baa3    Glencore Funding LLC, 6.0%, 4/15/14 (144A)          $  2,290,850
   450,000     BB+/Ba1      Noble Group, Ltd., 6.625%, 3/17/15 (144A)                408,762
                                                                                ------------
                                                                                $  2,699,612
                                                                                ------------
                            Total Capital Goods                                 $ 26,811,033
                                                                                ------------
                            Consumer Durables & Apparel - 0.1%
                            Homebuilding - 0.1%
 1,230,000     BBB-/BBB-    C10 Capital SPV, Ltd., Floating Rate Note, 12/31/49 $  1,232,952
                                                                                ------------
                            Total Consumer Durables & Apparel                   $  1,232,952
                                                                                ------------
                            Consumer Services - 0.5%
                            Casinos & Gaming - 0.2%
 2,030,000     B/Ba3        Station Casinos, Inc., 6.625%, 3/15/18              $  1,740,725
                                                                                ------------
                            Education Services - 0.3%
 2,800,000     AAA/Aaa      President & Fellows of Harvard, 6.3%, 10/1/37       $  2,995,244
                                                                                ------------
                            Total Consumer Services                             $  4,735,969
                                                                                ------------
                            Media - 0.6%
                            Broadcasting & Cable TV - 0.0%
   135,000     BBB+/Baa2    Comcast Corp., 5.3%, 1/15/14                        $    132,227
                                                                                ------------
                            Media - 0.6%
 5,000,000     BBB+/Baa2    Comcast Cable Corp., 6.75%, 1/30/11                 $  5,238,945
                                                                                ------------
                            Total Media                                         $  5,371,172
                                                                                ------------
                            Retailing - 0.1%
                            Department Stores - 0.1%
 1,000,000     BBB/Baa1     May Department Store Co., 7.9%, 10/15/07            $  1,014,940
    25,000     A/Baa1       Nordstrom, Inc., 5.625%, 1/15/09                          25,118
                                                                                ------------
                                                                                $  1,040,058
                                                                                ------------
                            Total Retailing                                     $  1,040,058
                                                                                ------------
                            Food Beverage & Tobacco - 0.6%
                            Brewers - 0.0%
    55,000     BBB+/Baa1    Miller Brewing Co., 5.5%, 8/15/13 (144A)            $     54,390
                                                                                ------------
                            Packaged Foods & Meats - 0.6%
 5,055,000     A+/A1        Unilever Capital Corp., 7.125%, 11/1/10             $  5,369,542
                                                                                ------------
                            Soft Drinks - 0.0%
    55,000     A/A3         Bottling Group LLC, 5.0%, 11/15/13                  $     53,756
                                                                                ------------
                            Total Food Beverage & Tobacco                       $  5,477,688
                                                                                ------------


20  The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

              S&P/Moody's
   Shares     Ratings                                                                  Value
                           Household & Personal Products - 0.2%
                           Household Products - 0.2%
2,900,000                  HCA, Inc., 2.75%, 11/7/13                            $  2,935,484
1,700,000     AA-/Aa3      Kimberly Clark Corp., 7.1%, 8/1/07                      1,716,431
                                                                                ------------
                           Total Household & Personal Products                  $  4,651,915
                                                                                ------------
                           Pharmaceuticals & Biotechnology - 0.1%
                           Pharmaceuticals - 0.1%
1,000,000     AA/Aa2       Glaxosmithline Capital Plc, 2.375%, 4/16/07          $    991,211
                                                                                ------------
                           Total Pharmaceuticals & Biotechnology                $    991,211
                                                                                ------------
                           Banks - 1.2%
                           Diversified Banks - 0.5%
1,100,000     A+/Aa3       Nationsbank Corp., 7.75%, 8/15/15                    $  1,265,545
1,880,000     BB+/Baa2     TNK-BP Finance SA, 7.5%, 7/18/16 (144A)                 1,999,850
2,000,000     AA-/Aa1      US Bank, 3.75%, 2/6/09                                  1,943,346
                                                                                ------------
                                                                                $  5,208,741
                                                                                ------------
                           Regional Banks - 0.6%
4,500,000     A+/Aa3       Branch Banking & Trust Co., 4.875%, 1/15/13          $  4,378,387
1,000,000     AA-/Aa2      Fifth Third FTB, 2.7%, 1/30/07                            998,142
  500,000     A+/Aa3       Suntrust Bank Atlanta, 6.375%, 4/1/11                     519,933
                                                                                ------------
                                                                                $  5,896,462
                                                                                ------------
                           Total Banks                                          $ 11,105,203
                                                                                ------------
                           Diversified Financials - 2.2%
                           Asset Management & Custody Banks - 1.6%
2,000,000     A/A1         Bank of New York, 4.95%, 3/15/15                     $  1,939,522
2,000,000     A/A2         Mellon Financial Co., 6.4%, 5/14/11                     2,079,882
6,000,000     A+/A1        Northern Trust Co., 7.1%, 8/1/09                        6,256,002
5,000,000     A+/A1        State Street Corp., 7.65%, 6/15/10                      5,340,855
                                                                                ------------
                                                                                $ 15,616,261
                                                                                ------------
                           Consumer Finance - 0.4%
2,055,000     B/B1         Ford Motor Credit Co., 5.7%, 1/15/10                 $  1,969,929
2,340,000     A/A2         SLM Corp., Floating Rate Note, 7/25/14                  2,149,664
                                                                                ------------
                                                                                $  4,119,593
                                                                                ------------
                           Diversified Financial Services - 0.1%
1,000,000     A+/Aa3       Bank One Texas National, 6.25%, 2/15/08              $  1,010,072
                                                                                ------------
                           Total Diversified Financials                         $ 20,745,926
                                                                                ------------


 The accompanying notes are an integral part of these financial statements.   21

Pioneer Bond Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/06 (unaudited)                        (continued)
--------------------------------------------------------------------------------

              S&P/Moody's
   Shares     Ratings                                                                  Value
                           Insurance - 4.3%
                           Life & Health Insurance - 1.4%
1,000,000     A/A2         Metlife, 6.125%, 12/1/11                             $  1,033,750
2,830,000     B-/B2        Presidential Life Corp., 7.875%, 2/15/09                2,702,650
3,500,000     AA/Aa3       Protective Life, 4.0%, 10/7/09                          3,386,817
6,000,000     AA-/A1       Prudential Funding LLC, 6.6%, 5/15/08                   6,083,358
                                                                                ------------
                                                                                $ 13,206,575
                                                                                ------------
                           Multi-Line Insurance - 1.2%
5,000,000     AA+/Aa2      Asif Global Financial XVIII, 3.85%, 11/26/07 (144A)  $  4,932,990
4,450,000     BB+/Ba1      Hanover Insurance Group, 7.625%, 10/15/25               4,768,958
1,950,000     A/A3         Loew Corp., 5.25%, 3/15/16                              1,899,924
                                                                                ------------
                                                                                $ 11,601,872
                                                                                ------------
                           Property & Casualty Insurance - 1.1%
3,000,000     AAA/Aaa      Berkshire Hathway, Inc., 3.375%, 10/15/08            $  2,907,516
1,000,000     A/A2         Chubb Corp., 6.0%, 11/15/11                             1,026,394
3,385,000     BBB-/NR      Kingsway America, Inc., 7.5%, 2/1/14                    3,432,600
2,585,000     BBB-/Baa3    Ohio Casualty Corp., 7.3%, 6/15/14                      2,759,759
                                                                                ------------
                                                                                $ 10,126,269
                                                                                ------------
                           Reinsurance - 0.6%
5,700,000     BBB/NA       Platinum Underwriters HD, 7.50%, 6/1/17              $  6,011,083
                                                                                ------------
                           Total Insurance                                      $ 40,945,799
                                                                                ------------
                           Real Estate - 1.4%
                           Real Estate Management & Development - 0.2%
2,200,000     BB-/Ba3      Forest City Enterprises, 7.625%, 6/1/15              $  2,244,000
                                                                                ------------
                           Real Estate Investment Trust - 1.2%
1,100,000     BBB-/Baa3    Colonial Reality LP, 6.15%, 4/15/13                  $  1,115,424
  890,000     B/B1         Crescent Real Estate, 7.5%, 9/15/07                       893,337
3,575,000     BBB-/Baa3    Health Care, Inc., 6.2%, 6/1/16                         3,592,142
  860,000     BBB-/Baa3    Health Care, Inc., 6.0%, 11/15/13                         858,203
  935,000     BBB-/Baa3    Health Care, Inc., 8.0%, 9/12/12                        1,027,740
  775,000     BBB/Baa2     Hospitality Properties Trust, 5.125%, 2/15/15             736,282
1,815,000     B+/B1        Trustreet Properties, Inc., 7.5%, 4/1/15                1,960,200
  985,000     BB+/Ba2      Ventas Realty Capital Corp., 7.125%, 6/1/15 (144A)      1,034,250
                                                                                ------------
                                                                                $ 11,217,578
                                                                                ------------
                           Total Real Estate                                    $ 13,461,578
                                                                                ------------


22  The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

              S&P/Moody's
   Shares     Ratings                                                                  Value
                           Technology Hardware & Equipment - 0.7%
                           Computer Hardware - 0.7%
5,000,000     A+/A1        International Business Machines, 5.375%, 2/1/09      $  5,017,700
2,000,000     BBB-/Baa3    NCR Corp., 7.125%, 6/15/09                              2,051,148
                                                                                ------------
                                                                                $  7,068,848
                                                                                ------------
                           Total Technology Hardware & Equipment                $  7,068,848
                                                                                ------------
                           Semiconductors - 0.2%
2,195,000     BBB-/Baa3    Chartered Semiconductor, 6.375%, 8/3/15              $  2,201,605
                                                                                ------------
                           Total                                                $  2,201,605
                                                                                ------------
                           Telecommunication Services - 0.2%
                           Integrated Telecom Services - 0.2%
1,500,000     A/A3         GTE California, Inc., 6.7%, 9/1/09                   $  1,544,104
                                                                                ------------
                           Total Telecommunication Services                     $  1,544,104
                                                                                ------------
                           Utilities - 2.1%
                           Electric Utilities - 1.0%
1,700,000     A/A2         Alabama Power Co., 7.125%, 10/1/07                   $  1,719,853
  703,312     BBB-/Baa3    Crocket Cogeneration, 5.869%, 3/30/25 (144A)              681,411
2,050,000     BBB+/Baa3    Entergy Gulf States, 5.7%, 6/1/15                       2,001,458
3,000,000     A/A2         Georgia Power Co., 4.0%, 1/15/11                        2,859,747
1,555,000     BBB-/Baa3    Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)        1,505,427
1,000,000     BB-/Ba3      MSW Energy Holdings, 7.375%, 9/1/10                     1,020,000
                                                                                ------------
                                                                                $  9,787,896
                                                                                ------------
                           Gas Utilities - 0.2%
1,720,000     BB/Ba1       Southern Union Co., 7.2%, 11/1/66                    $  1,695,507
                                                                                ------------
                           Independent Power Producer & Energy Traders - 0.8%
3,100,000     A/Baa1       Baltimore Gas & Electric Co., 7.5%, 1/15/07          $  3,101,398
5,000,000     BBB/A3       Duke Energy Corp., 6.25%, 1/15/12                       5,206,260
                                                                                ------------
                                                                                $  8,307,658
                                                                                ------------
                           Total Utilities                                      $ 19,791,061
                                                                                ------------
                           TOTAL CORPORATE BONDS
                           (Cost $187,215,009)                                  $187,840,813
                                                                                ------------


 The accompanying notes are an integral part of these financial statements.   23

Pioneer Bond Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/06 (unaudited)                       (continued)
--------------------------------------------------------------------------------

               S&P/Moody's
   Shares      Ratings                                                                 Value
                            U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 66.0%
  140,000      AAA/Aaa      Federal National Mortgage Association,
                            5.24%, 8/7/18                                       $    138,050
   65,000      AAA/Aaa      Federal Home Loan Bank, 3.875%, 6/14/13                   61,096
  179,794      AAA/Aaa      Federal Home Loan Bank, 6.0%, 4/15/32                    182,692
  131,645      NR/NR        Government National Mortgage Association,
                            7.5%, 12/15/31                                           137,430
   14,336      NR/Aaa       Government National Mortgage Association,
                            7.5%, 2/15/26                                             14,984
   18,445      NR/NR        Government National Mortgage Association,
                            7.5%, 2/15/31                                             19,256
   48,915      AAA/Aaa      Government National Mortgage Association,
                            7.5%, 8/15/11                                             50,496
   36,508      NR/NR        Government National Mortgage Association,
                            7.5%, 8/15/29                                             38,093
    3,111      NR/NR        Government National Mortgage Association,
                            7.75%, 11/15/29                                            3,277
   10,427      AAA/Aaa      Government National Mortgage Association,
                            7.75%, 2/15/30                                            10,977
   33,357      AAA/Aaa      Government National Mortgage Association,
                            8.0%, 5/15/10                                             34,523
    4,025      NR/NR        Government National Mortgage Association,
                            9.5%, 5/15/20                                              4,404
    2,166      NR/NR        Government National Mortgage Association,
                            10.0%, 1/15/06                                             2,395
    2,429      NR/NR        Government National Mortgage Association,
                            10.0%, 1/15/18                                             2,684
  474,206      NR/NR        Government National Mortgage Association, I,
                            6.0%, 2/15/29                                            481,913
   55,220      NR/NR        Government National Mortgage Association, I,
                            7.0%, 12/15/30                                            57,079
   31,901      NR/NR        Government National Mortgage Association, I,
                            7.0%, 3/15/31                                             32,968
   18,973      NR/NR        Government National Mortgage Association, I,
                            7.5%, 10/15/29                                            19,797
2,101,666      AAA/Aaa      Government National Mortgage Association, II,
                            4.5%, 1/20/35                                          1,969,744
  832,573      AAA/Aaa      Government National Mortgage Association, II,
                            4.5%, 12/20/34                                           780,751
  772,330      AAA/Aaa      Government National Mortgage Association, II,
                            5.5%, 10/20/19                                           772,811
  180,105      AAA/Aaa      Government National Mortgage Association, II,
                            5.5%, 11/20/34                                           178,901


24  The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

               S&P/Moody's
    Shares     Ratings                                                                 Value
                            U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
   293,742     NR/NR        Government National Mortgage Association, II,
                            5.5%, 2/20/34                                       $    291,778
 1,700,215     AAA/Aaa      Government National Mortgage Association, II,
                            5.5%, 3/20/34                                          1,688,846
 5,969,721     AAA/Aaa      Government National Mortgage Association, II,
                            6.0%, 11/20/33                                         6,043,853
    10,895     NR/NR        Government National Mortgage Association, II,
                            6.5%, 2/20/29                                             11,165
     5,208     NR/NR        Government National Mortgage Association, II,
                            6.5%, 3/20/29                                              5,336
   149,524     AAA/Aaa      Government National Mortgage Association, II,
                            6.5%, 4/20/29                                            153,226
   322,177     AAA/Aaa      Government National Mortgage Association, II,
                            7%, 11/20/28                                             331,631
   192,140     NR/NR        Government National Mortgage Association, II,
                            7.0%, 1/20/29                                            197,825
    12,001     NR/NR        Government National Mortgage Association, II,
                            7.0%, 12/20/30                                            12,357
 4,600,000     AAA/Aaa      U.S. Treasury Bonds, 4.0%, 2/15/14                     4,403,244
41,200,000     AAA/Aaa      U.S. Treasury Bonds, 4.25%, 11/15/13                  40,112,073
 2,000,000     AAA/Aaa      U.S. Treasury Bonds, 4.625%, 3/31/08                   1,991,484
 5,000,000     AAA/Aaa      U.S. Treasury Bonds, 5.125%, 5/15/16                   5,150,195
34,500,000     AAA/Aaa      U.S. Treasury Bonds, 6.25%, 8/15/23                   39,710,052
27,560,250     AAA/Aaa      U.S. Treasury Inflation Protected Notes,
                            1.875%, 7/15/15                                       26,411,538
 4,576,140     AAA/Aaa      U.S. Treasury Inflation Protected Notes,
                            2.0%, 1/15/16                                          4,418,478
 1,459,328     AAA/Aaa      U.S. Treasury Inflation Protected Notes,
                            3.0%, 7/15/12                                          1,501,797
 4,952,157     AAA/Aaa      U.S. Treasury Inflation Protected Security,
                            2.375%, 4/15/11                                        4,932,428
 2,046,042     AAA/Aaa      U.S. Treasury Inflation Protected Security,
                            3.375%, 1/15/12                                        2,136,115
     2,319     AAA/Aaa      U.S. Treasury Inflation Protected Security,
                            3.5%, 1/15/11                                              2,414
 3,000,000     AAA/Aaa      U.S. Treasury Notes, 2.0%, 1/15/14                     3,225,107
 2,000,000     AAA/Aaa      U.S. Treasury Notes, 3.625%, 1/15/10                   1,938,282
11,000,000     AAA/Aaa      U.S. Treasury Notes, 3.625%, 6/15/10                  10,625,318
29,000,000     AAA/Aaa      U.S. Treasury Notes, 4.0%, 11/15/12                   28,059,043


 The accompanying notes are an integral part of these financial statements.   25

Pioneer Bond Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/06 (unaudited)                        (continued)
--------------------------------------------------------------------------------

                S&P/Moody's
     Shares     Ratings                                                                  Value
                             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
 12,800,000     AAA/Aaa      U.S. Treasury Notes, 7.50%, 11/15/16                 $ 15,553,997
  4,550,000     AAA/Aaa      U.S. Treasury Strip, 0.0%, 2/15/11                      3,769,138
  5,257,000     AAA/Aaa      U.S. Treasury Strip, 0.0%, 11/15/13                     3,822,766
                                                                                  ------------
                                                                                  $630,671,041
                                                                                  ------------
                             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                             (Cost $630,187,373)                                  $630,671,041
                                                                                  ------------
                             MUNICIPAL BONDS - 0.1%
    500,000     AAA/NR       Tobacco Settlement Authority Iowa, 6.79%, 6/1/10     $    511,060
                                                                                  ------------
                             TOTAL MUNICIPAL BONDS
                             (Cost $500,000)                                      $    511,060
                                                                                  ------------
                             TEMPORARY CASH INVESTMENTS - 11.3%
                             Commercial Paper - 11.3%
107,990,000     A-1+/P-1     Rabobank USA Financial Corp., 5.25%, 1/3/07          $107,911,257
                                                                                  ------------
                             TOTAL COMMERCIAL PAPER
                             (Cost $107,990,000)                                  $107,911,257
                                                                                  ------------
                             TOTAL INVESTMENT IN SECURITIES - 102.9%
                             (Cost $984,122,315) (a)                              $985,075,150
                                                                                  ------------
                             OTHER ASSETS AND LIABILITIES - (2.9)%                $(27,495,435)
                                                                                  ------------
                             TOTAL NET ASSETS - 100.0%                            $957,579,715
                                                                                  ============

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2006, the value of these securities amounted to $35,525,284 or 3.7% of total net assets.

(a) At December, 31, 2006 the net unrealized gain on investments based on cost for federal income tax purposes of $984,118,629 was as follows:

       Aggregate gross unrealized gain for all investments in which there
       is an excess of value over tax cost.                                       $ 10,240,791
       Aggregate gross unrealized loss for all investments in which there
       is an excess of value over tax cost.                                         (9,284,270)
                                                                                  ------------
       Net Unrealized gain                                                        $    956,521
                                                                                  ============

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2006 aggregated $188,835,119 and $147,029,041, respectively.


26   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/06(unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $984,122,315)           $985,075,150
  Receivables -
    Fund shares sold                                        2,749,305
    Dividends, interest and foreign taxes withheld          7,332,880
    Due from Pioneer Investment Management, Inc.               32,719
  Other                                                       243,160
                                                         ------------
     Total assets                                        $995,433,214
                                                         ------------
LIABILITIES:
  Payables -
    Investment securities purchased                      $ 33,814,029
    Fund shares repurchased                                 1,262,649
    Dividends                                               2,002,567
  Due to bank                                                 379,802
  Due to affiliates                                           242,159
  Accrued expenses                                            152,293
                                                         ------------
     Total liabilities                                   $ 37,853,499
                                                         ------------
NET ASSETS:
  Paid-in capital                                        $961,062,435
  Undistributed net investment income                         862,461
  Accumulated net realized loss on investments             (5,298,016)
  Net unrealized gain on investments                          952,835
                                                         ------------
     Total net assets                                    $957,579,715
                                                         ============
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $285,537,733/31,374,619 shares)      $       9.10
                                                         ============
  Class B (based on $42,252,812/4,668,441 shares)        $       9.05
                                                         ============
  Class C (based on $31,941,291/3,544,435 shares)        $       9.01
                                                         ============
  Class R (based on $4,141,288/450,385 shares)           $       9.19
                                                         ============
  Class Y (based on $593,706,591/65,776,711 shares)      $       9.03
                                                         ============
MAXIMUM OFFERING PRICE:
  Class A ($9.10 [divided by] 95.5%)                     $       9.53
                                                         ============


 The accompanying notes are an integral part of these financial statements.   27

Pioneer Bond Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 12/31/06

INVESTMENT INCOME:
  Interest                                        $23,563,946
  Income from securities loaned, net                      870
                                                  -----------
     Total investment income                                       $23,564,816
                                                                   -----------
EXPENSES:
  Management fees                                 $ 2,143,592
  Transfer agent fees and expenses
    Class A                                           299,871
    Class B                                           128,998
    Class C                                            83,892
    Investor Class                                      8,120
    Class R                                             3,547
    Class Y                                             8,306
  Distribution fees
    Class A                                           268,765
    Class B                                           234,488
    Class C                                           177,041
    Class R                                             9,150
  Administrative reimbursements                       109,901
  Custodian fees                                       21,283
  Registration fees                                    40,924
  Professional fees                                    53,477
  Printing expense                                     33,842
  Fees and expenses of nonaffiliated trustees           5,984
  Miscellaneous                                        12,255
                                                  -----------
     Total expenses                                                $ 3,643,436
     Less management fees waived and expenses
       reimbursed by Pioneer Investment
       Management, Inc.                                               (169,999)
     Less fees paid indirectly                                          (7,916)
                                                                   -----------
     Net expenses                                                  $ 3,465,521
                                                                   -----------
       Net investment income                                       $20,099,295
                                                                   -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized gain on Investments                                 $   353,350
                                                                   -----------
  Change in net unrealized gain on Investments                     $18,114,400
                                                                   -----------
    Net gain on investments                                        $18,467,750
                                                                   -----------
    Net increase in net assets resulting
     from operations                                               $38,567,045
                                                                   ===========


28  The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 12/31/06 and the Year Ended 6/30/06

                                                         Six Months Ended
                                                             12/31/06        Year Ended
                                                            (unaudited)        6/30/06
FROM OPERATIONS:
Net investment income                                    $   20,099,295    $   29,202,535
Net realized gain on investments                                353,350         1,169,174
Change in net unrealized gain (loss) on investments          18,114,400       (38,038,794)
                                                         --------------    --------------
    Net increase (decrease) in net assets resulting
     from operations                                     $   38,567,045    $   (7,667,085)
                                                         --------------    --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.21 and $0.39 per share, respectively)    $   (5,003,007)   $   (8,907,383)
    Class B ($0.17 and $0.31 per share, respectively)          (861,267)       (1,880,932)
    Class C ($0.17 and $0.32 per share, respectively)          (651,085)       (1,376,068)
    Investor Class ($0.19 and $0.42 per share,
     respectively)                                              (72,030)         (181,120)
    Class R ($0.20 and $0.38 per share, respectively)           (79,012)          (91,235)
    Class Y ($0.23 and $0.43 per share, respectively)       (13,778,873)      (19,988,313)
                                                         --------------    --------------
     Total distributions to shareowners                  $  (20,445,274)   $  (32,425,051)
                                                         --------------    --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $  272,149,103    $  261,100,711
Shares issued in reorganization                                       -       582,614,812
Reinvestment of distributions                                10,161,339        15,956,166
Cost of shares repurchased                                 (164,784,469)     (297,471,664)
                                                         --------------    --------------
    Net increase in net assets resulting from fund
     share transactions                                  $  117,525,973    $  562,200,025
                                                         --------------    --------------
    Net increase in net assets                           $  135,647,744    $  522,107,889
NET ASSETS:
Beginning of period                                         821,931,971       299,824,082
                                                         --------------    --------------
End of period                                            $  957,579,715    $  821,931,971
                                                         ==============    ==============
Undistributed net investment income                      $      862,461    $    1,208,440
                                                         ==============    ==============

 The accompanying notes are an integral part of these financial statements.   29

Pioneer Bond Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------

                                      12/31/06        12/31/06          6/30/06          6/30/06
                                       Shares          Amount            Shares          Amount
                                    (unaudited)      (unaudited)
CLASS A
Shares sold                          11,144,200    $ 101,565,141       7,982,595    $   72,834,785
Shares issued in reorganization               -                -       4,818,649        44,668,880
Shares converted from
  Investor Class                        375,248        3,433,518               -                 -
Reinvestment of distributions           457,022        4,152,765         821,518         7,480,071
Less shares repurchased              (4,046,775)     (36,694,506)     (8,698,451)      (79,149,510)
                                     ----------    -------------      ----------    --------------
    Net increase                      7,929,695    $  72,456,918       4,924,311    $   45,834,226
                                     ==========    =============      ==========    ==============
CLASS B
Shares sold                             428,389    $   3,862,266       2,005,535    $   18,264,422
Shares issued in reorganization               -                -         615,934         5,678,911
Reinvestment of distributions            71,708          648,307         154,981         1,406,793
Less shares repurchased              (1,431,229)     (12,906,408)     (3,250,901)      (29,489,973)
                                     ----------    -------------      ----------    --------------
    Net decrease                       (931,132)   $  (8,395,835)       (474,451)   $   (4,139,847)
                                     ==========    =============      ==========    ==============
CLASS C
Shares sold                             678,661    $   6,102,241       1,905,832    $   17,283,129
Reinvestment of distributions            51,827          466,467         115,414         1,044,467
Less shares repurchased              (1,265,036)     (11,387,027)     (2,463,706)      (22,284,483)
                                     ----------    -------------      ----------    --------------
    Net decrease                       (534,548)   $  (4,818,319)       (442,460)   $   (3,956,887)
                                     ==========    =============      ==========    ==============
INVESTOR CLASS
Shares sold                                  10    $         264               -    $            -
Reinvestment of distributions             6,731           61,143          17,950           163,852
Shares converted to Class A            (374,939)      (3,433,518)              -                 -
Less shares repurchased                 (21,047)        (190,426)       (106,887)         (976,139)
                                     ----------    -------------      ----------    --------------
    Net decrease                       (389,245)   $  (3,562,537)        (88,937)   $     (812,287)
                                     ==========    =============      ==========    ==============
CLASS R
Shares sold                             145,941    $   1,336,581         288,594    $    2,667,309
Reinvestment of distributions             5,579           51,268           5,418            49,620
Less shares repurchased                 (39,483)        (362,917)        (88,228)         (812,829)
                                     ----------    -------------      ----------    --------------
    Net increase                        112,037    $   1,024,932         205,784    $    1,904,100
                                     ==========    =============      ==========    ==============
CLASS Y
Shares sold                          17,296,790    $ 155,849,092      16,586,060    $  150,051,066
Shares issued in reorganization               -                -      57,855,111       532,267,021
Reinvestment of distributions           529,541        4,781,389         645,641         5,811,363
Less shares repurchased             (11,114,054)     (99,809,667)    (18,275,250)     (164,758,730)
                                    -----------    -------------     -----------    --------------
    Net increase                      6,712,277    $  60,820,814      56,811,562    $  523,370,720
                                     ==========    =============      ==========    ==============


30  The accompanying notes are an integral part of these financialstatements.

Pioneer Bond Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Six Months
                                                          Ended
                                                         12/31/06     Year Ended   Year Ended   Year Ended   Year Ended  Year Ended
                                                        (unaudited)     6/30/06      6/30/05      6/30/04      6/30/03   6/30/02 (a)
CLASS A
Net asset value, beginning of period                      $  8.89       $  9.40     $   9.18     $   9.41     $   8.89     $   8.78
                                                          -------       -------     --------     --------     --------     --------
Increase (decrease) from investment operations:
 Net investment income                                    $  0.20       $  0.35     $   0.40     $   0.41     $   0.45     $   0.52
 Net realized and unrealized gain (loss) on investments      0.22         (0.47)        0.29        (0.14)        0.53         0.13
                                                          -------       -------     --------     --------     --------     --------
  Net increase (decrease) from investment operations      $  0.42       $ (0.12)    $   0.69     $   0.27     $   0.98     $   0.65
Distributions to shareowners:
 Net investment income                                      (0.21)        (0.39)       (0.47)       (0.50)       (0.46)       (0.54)
                                                          -------       -------     --------     --------     --------     --------
Net increase (decrease) in net asset value                $  0.21       $ (0.51)    $   0.22     $  (0.23)    $   0.52     $   0.11
                                                          -------       -------     --------     --------     --------     --------
Net asset value, end of period                            $  9.10       $  8.89     $   9.40     $   9.18     $   9.41     $   8.89
                                                          =======       =======     ========     ========     ========     ========
Total return*                                                4.73%        (1.25)%       7.64%        2.98%       11.38%        7.58%
Ratio of net expenses to average net assets+                 1.00%**       1.00%        1.05%        1.14%        1.20%        1.16%
Ratio of net investment income to average net assets+        4.53%**       3.91%        4.27%        4.42%        5.02%        5.79%
Portfolio turnover rate                                        17%**         60%          49%          63%          48%          59%
Net assets, end of period (in thousands)                  $285,538      $208,454    $174,055     $160,421     $183,338     $143,713
Ratios with no assumption of expenses by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                1.09%**       1.11%        1.18%        1.14%        1.20%        1.16%
 Net investment income                                       4.44%**       3.80%        4.14%        4.42%        5.02%        5.79%
Ratios with assumption of expenses by PIM and
 reduction for fees paid indirectly:
 Net expenses                                                1.00%**       1.00%        1.05%        1.14%        1.20%        1.16%
 Net investment income                                       4.53%**       3.91%        4.27%        4.42%        5.02%        5.79%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
+   Ratio with no reduction for fees paid indirectly.
(a) As a result of a change in accounting principle, the effect due to mandatory accretion of discounts and amortization of premiums on debt securities resulted in a reduction of net investment income of $0.02 per share, an increase in net realized and unrealized gain (loss) on investments of $0.02 per share, and the ratio of net investment income to average net assets decreased by 0.18%.

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Six Months
                                                          Ended
                                                         12/31/06     Year Ended   Year Ended   Year Ended   Year Ended  Year Ended
                                                        (unaudited)     6/30/06      6/30/05      6/30/04      6/30/03   6/30/02 (a)
CLASS B
Net asset value, beginning of period                      $  8.85       $  9.36      $  9.14      $  9.37      $  8.87      $  8.77
                                                          -------       -------      -------      -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                    $  0.17       $  0.27      $  0.32      $  0.33      $  0.37      $  0.44
 Net realized and unrealized gain (loss) on investments      0.20         (0.47)        0.28        (0.14)        0.53         0.14
                                                          -------       -------      -------      -------      -------      -------
  Net increase (decrease) from investment operations      $  0.37       $ (0.20)     $  0.60      $  0.19      $  0.90      $  0.58
Distributions to shareowners:
 Net investment income                                      (0.17)        (0.31)       (0.38)       (0.42)       (0.40)       (0.48)
                                                          -------       -------      -------      -------      -------      -------
Net increase (decrease) in net asset value                $  0.20       $ (0.51)     $  0.22      $ (0.23)     $  0.50      $  0.10
                                                          -------       -------      -------      -------      -------      -------
Net asset value, end of period                            $  9.05       $  8.85      $  9.36      $  9.14      $  9.37      $  8.87
                                                          =======       =======      =======      =======      =======      =======
Total return*                                                4.17%        (2.14)%       6.72%        2.04%       10.44%        6.78%
Ratio of net expenses to average net assets+                 1.91%**       1.90%        1.95%        1.98%        2.02%        1.95%
Ratio of net investment income to average net assets+        3.58%**       3.06%        3.39%        3.55%        4.22%        5.02%
Portfolio turnover rate                                        17%**         60%          49%          63%          48%          59%
Net assets, end of period (in thousands)                  $42,253       $49,552      $56,828      $57,774      $77,367      $59,729
Ratios with no assumption of expenses by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                2.11%**       1.99%        2.02%        1.98%        2.02%        1.95%
 Net investment income                                       3.38%**       2.97%        3.32%        3.55%        4.22%        5.02%
Ratios with assumption of expenses by PIM and
 reduction for fees paid indirectly:
 Net expenses                                                1.90%**       1.90%        1.95%        1.98%        2.02%        1.95%
 Net investment income                                       3.59%**       3.06%        3.39%        3.55%        4.22%        5.02%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
+   Ratio with no reduction for fees paid indirectly.
(a) As a result of a change in accounting principle, the effect due to mandatory accretion of discounts and amortization of premiums on debt securities resulted in a reduction of net investment income of $0.02 per share, an increase in net realized and unrealized gain (loss) on investments of $0.02 per share, and the ratio of net investment income to average net assets decreased by 0.18%.

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Six Months
                                                          Ended
                                                         12/31/06     Year Ended   Year Ended   Year Ended   Year Ended  Year Ended
                                                        (unaudited)     6/30/06      6/30/05      6/30/04      6/30/03   6/30/02 (a)
CLASS C
Net asset value, beginning of period                      $  8.81       $  9.32      $  9.11      $  9.31      $  8.83      $  8.73
                                                          -------       -------      -------      -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                    $  0.17       $  0.28      $  0.32      $  0.33      $  0.37      $  0.44
 Net realized and unrealized gain (loss) on investments      0.20         (0.47)        0.28        (0.14)        0.51         0.12
                                                          -------       -------      -------      -------      -------      -------
  Net increase (decrease) from investment operations      $  0.37       $ (0.19)     $  0.60      $  0.19      $  0.88      $  0.56
Distributions to shareowners:
 Net investment income                                      (0.17)        (0.32)       (0.39)       (0.39)       (0.40)       (0.46)
                                                          -------       -------      -------      -------      -------      -------
Net increase (decrease) in net asset value                $  0.20       $ (0.51)     $  0.21      $ (0.20)     $  0.48      $  0.10
                                                          -------       -------      -------      -------      -------      -------
Net asset value, end of period                            $  9.01       $  8.81      $  9.32      $  9.11      $  9.31      $  8.83
                                                          =======       =======      =======      =======      =======      =======
Total return*                                                4.18%        (2.08)%       6.68%        2.11%       10.28%        6.55%
Ratio of net expenses to average net assets+                 1.90%**       1.89%        1.92%        1.97%        2.16%        2.14%
Ratio of net investment income to average net assets+        3.59%**       3.07%        3.24%        3.59%        4.05%        4.78%
Portfolio turnover rate                                        17%**         60%          49%          63%          48%          59%
Net assets, end of period (in thousands)                  $31,941       $35,942      $42,160      $27,545      $29,777      $18,067
Ratios with no assumption of expenses by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                2.04%**       1.89%        1.92%        1.97%        2.16%        2.15%
 Net investment income                                       3.45%**       3.07%        3.24%        3.59%        4.05%        4.77%
Ratios with assumption of expenses by PIM and
 reduction for fees paid indirectly:
 Net expenses                                                1.90%**       1.89%        1.91%        1.97%        2.16%        2.15%
 Net investment income                                       3.59%**       3.07%        3.25%        3.59%        4.05%        4.77%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
+   Ratio with no reduction for fees paid indirectly.
(a) As a result of a change in accounting principle, the effect due to mandatory accretion of discounts and amortization of premiums on debt securities resulted in a reduction of net investment income of $0.02 per share, an increase in net realized and unrealized gain (loss) on investments of $0.02 per share, and the ratio of net investment income to average net assets decreased by 0.18%.

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 6/30/06 to
                                                12/15/06 (c)  Year Ended     12/11/04 to
                                                 (unaudited)    6/30/06      6/30/05 (b)
INVESTOR CLASS
Net asset value, beginning of period              $  8.89       $  9.40       $  9.40
                                                  -------       -------       -------
Increase (decrease) from
  investment operations:
  Net investment income                           $  0.20       $  0.38       $  0.22
  Net realized and unrealized gain (loss)
   on investments                                    0.26         (0.47)         0.04
                                                  -------       -------       -------
   Net increase (decrease) from
     investment operations                        $  0.46       $ (0.09)      $  0.26
Distributions to shareowners:
  Net investment income                             (0.19)        (0.42)        (0.26)
                                                  -------       -------       -------
Net decrease in net asset value                   $  0.27       $ (0.51)      $  0.00
                                                  -------       -------       -------
Net asset value, end of period                    $  9.16       $  8.89       $  9.40
                                                  =======       =======       =======
Total return*                                        4.73%        (0.98)%        2.84%(a)
Ratio of net expenses to average net assets+         0.74%**       0.74%         0.74%**
Ratio of net investment income to average
  net assets+                                        4.82%**       4.24%         4.43%**
Portfolio turnover rate                                17%**         60%           49%(a)
Net assets, end of period (in thousands)          $ 3,434       $ 3,462       $ 4,496
Ratios with no assumption of expenses
  by PIM and no reduction for fees
  paid indirectly:
  Net expenses                                       1.09%**       0.94%         0.89%**
  Net investment income                              4.46%**       4.04%         4.28%**
Ratios with assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                       0.73%**       0.74%         0.74%**
  Net investment income                              4.83%**       4.24%         4.43%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.
(a) Not annualized.
(b) Investor class commenced operations on December 11, 2004
(c) Investor class shares were converted to Class A shares on December 10, 2006

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                               Ended
                                                              12/31/06   Year Ended   Year Ended   Year Ended     4/1/03 (a)
                                                            (unaudited)    6/30/06      6/30/05      6/30/04      to 6/30/03
CLASS R
Net asset value, beginning of period                         $   8.99      $  9.50      $  9.28      $  9.50       $   9.19
                                                             --------      -------      -------      -------       --------
Increase (decrease) from investment operations:
 Net investment income                                       $   0.19      $  0.34      $  0.36      $  0.47       $   0.10
 Net realized and unrealized gain (loss) on investments          0.21        (0.47)        0.30        (0.17)          0.32
                                                             --------      -------      -------      -------       --------
  Net increase (decrease) from investment operations         $   0.40      $ (0.13)     $  0.66      $  0.30       $   0.42
Distributions to shareowners:
 Net investment income                                          (0.20)       (0.38)       (0.44)       (0.52)         (0.11)
                                                             --------      -------      -------      -------       --------
Net increase (decrease) in net asset value                   $   0.20      $ (0.51)     $  0.22      $ (0.22)      $   0.31
                                                             --------      -------      -------      -------       --------
Net asset value, end of period                               $   9.19      $  8.99      $  9.50      $  9.28       $   9.50
                                                             ========      =======      =======      =======       ========
Total return*                                                    4.46%       (1.43)%       7.27%        3.20%          4.55%(b)
Ratio of net expenses to average net assets+                     1.25%**      1.25%        1.31%        1.32%          1.42%**
Ratio of net investment income to average net assets+            4.25%**      3.50%        3.77%        4.71%          4.13%**
Portfolio turnover rate                                            17%**        60%          49%          63%            48%(b)
Net assets, end of period (in thousands)                     $  4,141      $ 3,042      $ 1,259      $   345       $      1
Ratios with no assumption of expenses by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                    1.26%**      1.46%        1.43%        1.32%          1.42%**
 Net investment income                                           4.24%**      3.29%        3.65%        4.71%          4.13%**
Ratios with assumption of expenses by PIM and
 reduction for fees paid indirectly:
 Net expenses                                                    1.25%**      1.25%        1.31%        1.32%          1.42%**
 Net investment income                                           4.25%**      3.50%        3.77%        4.71%          4.13%**

(a) Class R shares were first publicly offered on April 1, 2003.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.
(b) Not annualized.

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Six Months
                                                          Ended                                                       9/20/01 (a)
                                                         12/31/06    Year Ended   Year Ended  Year Ended  Year Ended      to
                                                        (unaudited)    6/30/06      6/30/05     6/30/04     6/30/03   6/30/02 (b)
CLASS Y
Net asset value, beginning of period                    $   8.83      $   9.33      $  9.12     $  9.35     $  8.87     $   8.85
                                                        --------      --------      -------     -------     -------     --------
Increase (decrease) from investment operations:
 Net investment income                                  $   0.23      $   0.39      $  0.44     $  0.46     $  0.51     $   0.43
 Net realized and unrealized gain (loss) on investments     0.20         (0.46)        0.28       (0.14)       0.51         0.04
                                                        --------      --------      -------     -------     -------     --------
  Net increase (decrease) from investment operations    $   0.43      $  (0.07)     $  0.72     $  0.32     $  1.02     $   0.47
Distributions to shareowners:
 Net investment income                                     (0.23)        (0.43)       (0.51)      (0.55)      (0.54)       (0.45)
                                                        --------      --------      -------     -------     -------     --------
Net increase (decrease) in net asset value              $   0.20      $  (0.50)     $  0.21     $ (0.23)    $  0.48     $   0.02
                                                        --------      --------      -------     -------     -------     --------
Net asset value, end of period                          $   9.03      $   8.83      $  9.33     $  9.12     $  9.35     $   8.87
                                                        ========      ========      =======     =======     =======     ========
Total return*                                               4.86%        (0.77)%       8.07%       3.48%      11.86%        5.48%(c)
Ratio of net expenses to average net assets+                0.57%**       0.58%        0.61%       0.58%       0.67%        0.64%**
Ratio of net investment income to average net assets+       4.91%**       4.20%        4.43%       5.05%       5.54%        6.28%**
Portfolio turnover rate                                       17%**         60%          49%         63%         48%          59%(c)
Net assets, end of period (in thousands)                $593,706      $521,480      $21,027     $13,617     $ 7,719     $  4,051
Ratios with no assumption of expenses by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                               0.57%**       0.58%        0.61%       0.58%       0.67%        0.64%**
 Net investment income                                      4.91%**       4.20%        4.43%       5.05%       5.54%        6.28%**
Ratios with assumption of expenses by PIM and
 reduction for fees paid indirectly:
 Net expenses                                               0.57%**       0.58%        0.61%       0.58%       0.67%        0.64%**
 Net investment income                                      4.91%**       4.20%        4.43%       5.05%       5.54%        6.28%**

(a) Class Y shares were first publicly offered on September 20, 2001.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**  Annualized
+   Ratio with no reduction for fees paid indirectly.
(b) As a result of a change in accounting principle, the effect due to mandatory accretion of discounts and amortization of premiums on debt securities resulted in a reduction of net investment income of $0.02 per share, an increase in net realized and unrealized gain (loss) on investments of $0.02 per share, and the ratio of net investment income to average net assets decreased by 0.23%.
(c) Not annualized.

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/06 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Bond Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objectives of the Fund are to seek current income consistent with preservation of capital.

The Trustees have authorized the issuance of five classes of shares of the Fund. The Fund offers five classes of shares designated as Class A, Class B, Class C, Class R, and Class Y shares. Class R shares were first publicly offered April 1, 2003. On December 10, 2006 Investor Class shares were converted to Class A shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distributions fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, and Class R shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of the Board of Trustees. At December 31, 2006 there were no securities fair

Pioneer Bond Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/06 (unaudited) (continued)
--------------------------------------------------------------------------------

    valued. Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Temporary cash investments are valued at amortized cost.

    All discounts/premiums on debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and are included in interest income. Market discount and premium are accreted or amortized daily. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. Interest income is recorded on the accrual basis.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    At June 30, 2006 the Fund had a net capital loss carryforward of $2,562,465 of which $1,096,027 will expire in 2009, $77,493 will expire in
    2010, $1,084,416 will expire in 2011 and $304,529 will expire in 2013, if not utilized.

    Utilization of these capital losses could be subject to limitations imposed by the Internal Revenue Code.

    The Fund has elected to defer approximately $1,373,275 of capital losses recognized between November 1, 2005 and June 30, 2006 to its fiscal year ending June 30, 2007.

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the years ended June 30, 2006 and 2005 were as follows:

--------------------------------------------------------------------------------
                                                        2006             2005
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income                                   $32,425,051      $12,889,176
                                                    -----------      -----------
    Total                                           $32,425,051      $12,889,176
                                                    ===========      ===========
--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at June 30, 2006.

--------------------------------------------------------------------------------
                                                                       2006
--------------------------------------------------------------------------------
  Undistributed ordinary income                                    $  2,959,707
  Undistributed long-term loss                                       (2,562,465)
  Post October loss deferred                                         (1,373,275)
  Dividends payable                                                  (1,751,267)
  Unrealized appreciation                                           (18,877,191)
                                                                   ------------
    Total                                                          $(21,604,491)
                                                                   ============
--------------------------------------------------------------------------------

    The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax treatment of amortization.

    At June 30, 2006, the Fund reclassified $4,236,769 to increase undistributed net investment income and $4,194,196 to increase accumulated net realized loss and $42,573 to decrease paid in capital. This reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $16,745 in underwriting commissions on the sale of Class A shares during the six months ended December 31, 2006.

Pioneer Bond Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/06 (unaudited) (continued)
--------------------------------------------------------------------------------

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively. Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses, and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that each class of shares can bear different transfer agent and distribution fees.

E . Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from the counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F.  Securities Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102% at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of loaned securities. The Fund has the right under the lending agreements to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets.

Effective November 1, 2006, PIM has agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.00%, 1.90%, 1.90% and 1.25% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively. Class Y shares do not have an expense limitation. These expense limitations are in effect through November 1, 2009 for Class A shares and through November 1, 2008 for Class B, Class C and Class R shares. PIM expects to continue its limitation of expenses unless the expense limit agreement with the Fund is terminated pursuant to the terms of the expense limit agreement. However, there can be no assurance that PIM will extend the expense limitation beyond November 1, 2009 for Class A shares and November 1, 2008 for Class B, Class C and Class R shares. The Fund may terminate the expense limitation agreement at any time; provided, however, that the Board of Trustees would not take such action unless it determined termination of the agreement be in the best interests of the Fund and its shareowners.

Through December 10, 2006, PIM has contractually agreed not to impose all or a portion of its management fee and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit Investor Class expenses to 0.74% of the average daily net assets attributable to Investor Class shares.

Pioneer Bond Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/06 (unaudited) (continued)
--------------------------------------------------------------------------------

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting, and insurance premiums, are paid by the Fund. At December 31, 2006, $41,010 was payable to PIM related to management fees, administrative costs and certain other services, and is included in due to affiliates.

3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $189,038 in transfer agent fees payable to PIMSS at December 31, 2006.

4.  Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to each class of shares (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee both paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services paid as compensation for personal services and/or account maintenance services or distribution services. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans. Included in due to affiliates is $12,110 in distribution fees payable to PFD at December 31, 2006.

In addition, redemptions of Class A, Class B and Class C shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended December 31, 2006, $50,898 in CDSCs were paid to PFD.

5.  Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended December 31, 2006, the Fund's expenses were reduced $7,916 under such arrangements.

6.  New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Bond Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/06                              (continued)
--------------------------------------------------------------------------------

7.  Merger Information

On December 8, 2004, beneficial owners of Safeco Intermediate Term Bond Fund (one of the series that comprised Safeco Taxable Bond Trust) approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on December 10, 2004, by exchanging all of Safeco's net assets for Investor Class shares, based on the Fund's Class A shares' ending net asset value. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

-------------------------------------------------------------------------------------------------
                                                          Safeco
                                 Pioneer               Intermediate                Pioneer
                                Bond Fund             Term Bond Fund              Bond Fund
                          (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
-------------------------------------------------------------------------------------------------
  Net Assets                  $257,177,281              $9,260,087              $266,437,368
  Shares Outstanding            27,433,514               1,085,975                28,418,629
  Investor Class
   Shares Issued                                                                     985,115
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                   Unrealized
                                                  Appreciation      Accumulated
                                                on Closing Date        Gain
--------------------------------------------------------------------------------
  Safeco Intermediate Term Bond Fund                $176,429          $26,968
                                                    ========          =======
--------------------------------------------------------------------------------

In addition, on September 22, 2005, beneficial owners of Amsouth High Quality Bond approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on September 23, 2005, by exchanging all of Amsouth High Quality Bond's net assets in Class A, Class B and Class I for Pioneer Fund's Shares, based on Pioneer Fund's Class A, Class B and Class Y shares' ending net asset value, respectively. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                 Pioneer                  Amsouth                  Pioneer
                                Bond Fund            High Quality Bond            Bond Fund
                          (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
-------------------------------------------------------------------------------------------------
  Net Assets
  Class A                     $178,317,842             $ 44,668,880             $222,986,722
  Class B                     $ 58,181,919             $  5,678,911             $ 63,860,830
  Class C                     $ 42,851,287             $          -             $ 42,851,287
  Investor Class              $  4,095,750             $          -             $  4,095,750
  Class R                     $  1,678,306             $          -             $  1,678,306
  Class I                     $          -             $532,267,021             $
  Class Y                     $ 27,130,385             $          -             $559,397,406
  Total Net Assets            $312,255,489             $582,614,812             $894,870,301
  Shares Outstanding
  Class A                       19,242,520                4,085,199               24,061,169
  Class B                        6,307,434                  520,998                6,923,368
  Class C                        4,661,389                                         4,661,389
  Investor Class                   441,773                                           441,773
  Class R                          179,118                                           179,118
  Class I                                                48,671,755
  Class Y                        2,947,361                                        60,802,472
  Total Shares
   Outstanding                  33,779,595               53,277,952               97,069,289
  Shares Issued
   in Reorganization
  Class A                                                                          4,818,649
  Class B                                                                            615,934
  Class Y                                                                         57,855,111
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                Unrealized       Accumulated
                                               Appreciation        Gain on
                                             on Closing Date     Closing Date
--------------------------------------------------------------------------------
  Amsouth High Quality Bond                   $15,276,095         $2,768,070
                                              ===========         ==========
--------------------------------------------------------------------------------

Pioneer Bond Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees"), voting separately, annually approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract: (i) will enable the Fund to receive quality investment advisory services at a fee deemed reasonable; and (ii) is in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session, separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Interested Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund and/or officers of the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and also relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included information on (i) the investment performance of the Fund, a peer group of funds as classified by Morningstar, Inc., an independent evaluation service ("Morningstar") and an index considered appropriate by the Independent Trustees for this purpose, (ii) sales and redemption activity in respect of the Fund,
(iii) the general investment outlook in the markets in which the Fund invests,
(iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the

Pioneer Bond Fund

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department and (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested, and the Investment Adviser provided, additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three, five and ten year periods for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose,
(2) management and other fees incurred by a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates' profitability in providing services to the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid by the Funds to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are incurred on a basis other than as a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Pioneer Bond Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                   (continued)
--------------------------------------------------------------------------------

A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's absolute investment performance based upon total return, as well as the Fund's performance relative to the performance of both a peer group considered appropriate by the Independent Trustees for this purpose and the Lehman Brothers Aggregate Bond Index. The Fund's performance, based upon total return, was in the fourth quintile of its Morningstar category peer group for the 12 months ended June 30, 2006, the first quintile of the peer group for the three years ended June 30, 2006, the first quintile for the five years ended June 30, 2006 and the second quintile for the ten year period ended June 30, 2006. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also considered the yield of the Fund, before deduction of expenses, compared to the yield of the index . The Trustees, focusing on the three-year total returns, concluded that the performance of the Fund was strong.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's fixed income group. Among other things, the Trustees considered the size, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel

Pioneer Bond Fund

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

    and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality and extent of other services provided to shareowners of the Fund, including administrative and shareowner services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser or its affiliates under other contracts, as well as the Investment Adviser's supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by its Morningstar category peer group. The Fund's management fee for the 12 months ended June 30, 2006 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees also considered the Fund's expense ratio for the 12 months ended June 30, 2006 and expense ratios for the comparable period of the peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC, an independent third party. The Trustees found the Fund's expense ratio for the 12 months ended June 30, 2006 (after giving effect to the expense limitation) to be in the fourth quintile, according to data for the applicable peer group for the most recent fiscal year.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund, as well as the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered

Pioneer Bond Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                   (continued)
--------------------------------------------------------------------------------

    the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited industry data available. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. Because the fund's management fee would remain in the third quintile of comparable funds within reasonable anticipated growth of the Fund, the Trustees concluded that break points were not needed at this time. As assets increase, the Trustees will continue to evaluate the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Pioneer Bond Fund

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Conclusion. In light of the Investment Adviser's overall performance, the Trustees considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their review of the overall nature and quality of services provided by the Investment Adviser and the fees charged by other funds in the Fund's relevant peer group, and taking into account all material factors deemed relevant by the Trustees as well as the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund, including the fee payable thereunder, was fair and reasonable and that its renewal was in the best interests of the Fund and its shareowners. Accordingly, the Trustees voted to approve the continuation of the Management Contract for another year.

Pioneer Bond Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

     Trustees
     John F. Cogan, Jr., Chairman
     David R. Bock
     Mary K. Bush
     Margaret B.W. Graham
     Osbert M. Hood*
     Marguerite A. Piret
     John Winthrop

     Officers
     John F. Cogan, Jr., President
     Osbert M. Hood, Executive
      Vice President*
     Vincent Nave, Treasurer
     Dorothy E. Bourassa, Secretary

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

* Mr. Hood resigned as Trustee and EVP effective January 9, 2007.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site:                                   www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.




ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

n/a

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

n/a

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

n/a

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

n/a


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

n/a


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

n/a


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Bond Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 1, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 1, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 1, 2007

* Print the name and title of each signing officer under his or her signature.